UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-9082

M Fund, Inc.
(Exact name of registrant as specified in charter)

M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon			97209
(Address of principal executive offices)			(Zip code)

JoNell Hermanson, President M Fund, Inc. M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon 97209
(Name and address of agent for service)

with a Copy to: Frederick R. Bellamy, Esquire Sutherland Asbill & Brennan LLP 700 Sixth Street, N.W. Washington, D.C. 20001-3980

Registrant’s telephone number, including area code:		(503) 232-6960

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2016

Item 1. Reports to Stockholders.

The semi annual report for the period January 1, 2016 through June 30, 2016 is filed herewith.

M FUND, INC.

M International Equity Fund

M Large Cap Growth Fund

M Capital Appreciation Fund

M Large Cap Value Fund

Semi-Annual Report
June 30, 2016
(Unaudited)

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Shares		Value (Note 1)
	COMMON STOCKS—96.6%
	Austria—1.1%
95,707	Erste Group Bank AG*	$2,179,054
	Belgium—2.5%
38,241	Anheuser-Busch InBev NV	5,056,849
	Brazil—0.3%
48,700	Ambev SA	288,807
48,721	Ambev SA, ADR	287,941
		576,748
	Canada—0.5%
51,202	Barrick Gold Corp.	1,093,163
	China—2.4%
62,872	Alibaba Group Holding, Ltd., SP ADR*	5,000,210
	Colombia—2.9%
70,278	Bancolombia SA, SP ADR	2,454,108
399,488	Cementos Argos SA	1,630,298
81,672	Grupo Argos SA/Colombia	517,287
48,978	Grupo Aval Acciones y Valores SA	394,273
74,543	Grupo de Inversiones Suramericana SA	977,446
		5,973,412
	Denmark—3.7%
142,403	Novo Nordisk A/S	7,668,812
	France—16.9%
151,941	AXA SA	3,004,270
43,948	Cie Generale d'Optique Essilor International SA	5,776,041
38,624	Cie Generale des Etablissements Michelin	3,639,947
756	Hermes International	281,820
41,511	JCDecaux SA†	1,399,619
22,143	L'Oreal SA	4,239,349
9,440	LVMH Moet Hennessy Louis Vuitton SA	1,422,935
38,088	Pernod-Ricard SA†	4,216,961
54,029	Schneider Electric SA	3,152,087
1,007	Unibail-Rodamco SE, REIT	261,108
20,304	Unibail-Rodamco SE, REIT— (Netherlands)	5,252,519
104,394	Vivendi SA	1,953,077
		34,599,733
Shares		Value (Note 1)
	Germany—9.1%
21,831	Allianz SE, Registered	$3,114,354
25,600	Bayer AG	2,571,131
23,955	Daimler AG, Registered	1,433,427
21,748	Fresenius Medical Care AG & Co. KGaA	1,894,390
41,763	Fresenius SE & Co. KGaA	3,068,639
23,914	Linde AG	3,332,094
42,322	SAP AG	3,178,599
		18,592,634
	Japan—8.1%
49,100	Dentsu, Inc.†	2,301,604
19,100	FANUC Corp.	3,107,059
51,300	Hoya Corp.	1,832,230
80,405	Japan Tobacco, Inc.	3,240,497
9,400	SMC Corp.	2,312,646
117,200	Tokio Marine Holdings, Inc.	3,901,712
		16,695,748
	Jersey—3.0%
100,044	Shire Plc	6,182,963
	Macau—0.0%
58,400	MGM China Holdings, Ltd.	76,101
	Malaysia—0.3%
265,800	Genting Bhd	541,408
	Netherlands—3.8%
29,167	ASML Holding NV	2,871,145
53,461	Heineken NV	4,903,540
		7,774,685
	Spain—1.4%
503,980	Banco Bilbao Vizcaya Argentaria SA†	2,887,527
	Sweden—3.4%
158,199	Atlas Copco AB	4,108,766
83,498	Investor AB	2,805,181
		6,913,947

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2016

Shares		Value (Note 1)
	Switzerland—13.7%
52,312	Cie Financiere Richemont SA, Registered	$3,062,066
47,139	Holcim, Ltd., Registered*	1,972,179
63,045	Nestle SA, Registered	4,884,620
71,167	Novartis AG, Registered	5,874,017
25,801	Roche Holding AG	6,808,362
7,259	Swatch Group AG (The)†	2,112,381
250,595	UBS Group AG	3,251,617
		27,965,242
	United Kingdom—12.8%
98,330	British Land Co. Plc (The), REIT	798,369
156,503	Diageo Plc	4,372,013
43,055	Great Portland Estates Plc, REIT	360,389
240,865	Indivior Plc	810,468
61,552	Land Securities Group Plc, REIT	856,525
3,232	Liberty Global Plc LiLAC*	104,261
3,823	Liberty Global Plc LiLAC*	124,203
34,111	Liberty Global Plc, Class A*	991,266
30,639	Liberty Global Plc, Series C†,*	877,807
4,744,544	Lloyds Banking Group Plc	3,436,421
41,800	Reckitt Benckiser Group Plc	4,191,351
32,489,103	Rolls-Royce Holdings—entitl*	43,251
457,593	Rolls-Royce Holdings Plc*	4,367,708
510,043	Standard Chartered Plc	3,869,681
50,556	Weir Group Plc (The)	976,410
		26,180,123
Shares		Value (Note 1)
	United States—10.7%
123,128	Freeport-McMoRan Copper & Gold, Inc.	$1,371,646
188,562	Las Vegas Sands Corp.†	8,200,561
76,246	Schlumberger, Ltd.	6,029,534
68,631	Wynn Resorts, Ltd.†	6,220,714
		21,822,455
	TOTAL COMMON STOCKS (Cost $197,544,425)	197,780,814
		Expiration Date
	WARRANT—0.0%
	Malaysia—0.0%
214,915	Genting Bhd (GENTING BHD GENTING BHD CW)* (Cost $101,263)	12/18/2018	82,096
	PREFERRED STOCK—0.1%
	Colombia—0.1%
6,560	Grupo de Inversiones Suramericana SA, 1.80%, (Cost $91,698)		84,401

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2016

Par Amount		Yield	Maturity	Value (Note 1)
	SHORT-TERM INVESTMENTS—10.1%
$5,566,869	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	07/01/2016	$5,566,869
Shares
15,162,859	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	0.572%		15,162,859
	TOTAL SHORT-TERM INVESTMENTS (Cost $20,729,728)			20,729,728
	TOTAL INVESTMENTS AT MARKET VALUE—106.8% (Cost $218,467,114)			218,677,039
	Liabilities in Excess of Other Assets—(6.8)%			(13,843,867)
	NET ASSETS—100.0%			$204,833,172

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

SP ADR—Sponsored American Depositary Receipt

*  Non-income producing security

†  Denotes all or a portion of security on loan (Note 1)

††  Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2016

At June 30, 2016, industry diversification of the M International Equity Fund's investments as a percentage of net assets was as follows:

Summary of Industry Classifications	Percentage of Net Assets
Pharmaceuticals	11.6%
Beverages	9.3%
Hotels, Restaurants & Leisure	7.4%
Commercial Banks	7.2%
Machinery	5.1%
Insurance	4.9%
Media	3.8%
Health Care Equipment and Supplies	3.7%
Real Estate Investment Trusts (REITs)	3.7%
Textiles, Apparel and Luxury Goods	3.4%
Biotechnology	3.0%
Energy Equipment and Services	2.9%
Food Products	2.4%
Health Care Providers and Services	2.4%
Internet Software and Services	2.4%
Aerospace & Defense	2.2%
Diversified Financial Services	2.1%
Household Products	2.1%
Personal Products	2.1%
Construction Materials	2.0%
Auto Components	1.8%
Capital Markets	1.6%
Chemicals	1.6%
Software	1.6%
Tobacco	1.6%
Electrical Equipment	1.5%
Semiconductors and Semiconductor Equipment	1.4%
Metals and Mining	1.2%
Automobiles	0.7%
Short-Term Investments	10.1%
Total	106.8%

The accompanying notes are an integral part of these financial statements.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Shares		Value (Note 1)
	COMMON STOCKS—99.5%
	Beverages—3.9%
39,600	Monster Beverage Corp.*	$6,364,116
	Biotechnology—11.1%
41,450	Alexion Pharmaceuticals, Inc.*	4,839,702
57,780	Celgene Corp.*	5,698,841
6,000	Regeneron Pharmaceuticals, Inc.*	2,095,380
29,800	Shire Plc, ADR	5,485,584
		18,119,507
	Capital Markets—4.6%
30,700	Affiliated Managers Group, Inc.*	4,321,639
126,000	Invesco, Ltd.	3,218,040
		7,539,679
	Hotels, Restaurants & Leisure—6.7%
74,500	Royal Caribbean Cruises, Ltd.	5,002,675
105,100	Starbucks Corp.	6,003,312
		11,005,987
	Household Durables—3.6%
121,000	Newell Rubbermaid, Inc.	5,876,970
	Internet and Catalog Retail—4.6%
5,970	Priceline.com, Inc.*	7,453,008
	Internet Software and Services—22.0%
88,500	Alibaba Group Holding, Ltd., SP ADR*	7,038,405
9,603	Alphabet, Inc., Class A*	6,755,999
3,825	Alphabet, Inc., Class C*	2,647,282
89,700	Facebook, Inc., Class A*	10,250,916
408,400	Tencent Holdings, Ltd., ADR	9,380,948
		36,073,550
	IT Services—16.9%
75,500	Automatic Data Processing, Inc.	6,936,185
116,400	Cognizant Technology Solutions Corp., Class A*	6,662,736
26,500	FleetCor Technologies, Inc.*	3,792,945
56,750	MasterCard, Inc., Class A	4,997,405
70,000	Visa, Inc., Class A	5,191,900
		27,581,171
Shares		Value (Note 1)
	Multiline Retail—4.1%
47,000	Dollar General Corp.	$4,418,000
24,900	Dollar Tree, Inc.*	2,346,576
		6,764,576
	Pharmaceuticals—11.9%
35,900	Allergan Plc*	8,296,131
75,400	Bristol-Myers Squibb Co.	5,545,670
117,000	Zoetis, Inc.	5,552,820
		19,394,621
	Professional Services—3.0%
95,600	Nielsen Holdings Plc	4,968,332
	Semiconductors and Semiconductor Equipment—2.5%
53,200	NXP Semiconductors NV*	4,167,688
	Software—4.6%
77,800	Adobe Systems, Inc.*	7,452,462
	TOTAL COMMON STOCKS (Cost $143,629,605)	162,761,667

The accompanying notes are an integral part of these financial statements.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2016

Par Amount		Yield	Maturity	Value (Note 1)
	SHORT-TERM INVESTMENTS—0.6%
$965,680	State Street Bank and Trust Co. (Euro Time Deposit) (Cost $965,680)	0.010%	07/01/2016	$965,680
	TOTAL INVESTMENTS AT MARKET VALUE—100.1% (Cost $144,595,285)			163,727,347
	Liabilities in Excess of Other Assets—(0.1)%			(176,552)
	NET ASSETS—100.0%			$163,550,795

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

*  Non-income producing security

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2016

At June 30, 2016, industry sector diversification of the M Large Cap Growth Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	46.0%
Health Care	23.0%
Consumer Discretionary	19.0%
Financials	4.6%
Consumer Staples	3.9%
Industrials	3.0%
Short-Term Investments	0.6%
Total	100.1%

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Shares		Value (Note 1)
	COMMON STOCKS—99.1%
	Aerospace & Defense—0.1%
7,817	Astronics Corp.*	$259,993
	Airlines—7.0%
30,112	American Airlines Group, Inc.	852,471
184,614	Controladora Vuela Cia de Aviacion SAB de CV, ADR†,*	3,450,436
13,846	Hawaiian Holdings, Inc.*	525,594
80,847	JetBlue Airways Corp.*	1,338,826
141,842	United Continental Holdings, Inc.*	5,821,196
		11,988,523
	Auto Components—1.3%
34,856	Dana Holding Corp.	368,079
70,461	Fox Factory Holding Corp.*	1,223,908
47,506	Modine Manufacturing Co.*	418,053
6,316	Tenneco, Inc.*	294,389
		2,304,429
	Biotechnology—1.9%
1,715	Alkermes Plc*	74,122
78,034	Celldex Therapeutics, Inc.†,*	342,569
27,095	Medivation, Inc.*	1,633,829
31,941	Myriad Genetics, Inc.†,*	977,395
36,590	Sangamo BioSciences, Inc.†,*	211,856
		3,239,771
	Building Products—2.3%
18,872	Armstrong World Industries, Inc.†,*	738,839
33,757	Caesarstone Sdot-Yam, Ltd.*	1,173,393
7,359	Lennox International, Inc.†	1,049,393
21,580	Trex Co., Inc.*	969,374
		3,930,999
	Capital Markets—2.0%
23,127	Artisan Partners Asset Management, Inc.	640,155
30,593	E*TRADE Financial Corp.*	718,630
34,531	Greenhill & Co., Inc.†	555,949
16,749	LPL Financial Holdings, Inc.†	377,355
23,340	Raymond James Financial, Inc.	1,150,662
		3,442,751
Shares		Value (Note 1)
	Chemicals—3.6%
16,479	Albemarle Corp.†	$1,306,949
33,693	FMC Corp.	1,560,323
11,630	Innophos Holdings, Inc.	490,902
80,311	Kraton Performance Polymers, Inc.*	2,243,086
113,811	Tronox, Ltd., Class A	501,907
		6,103,167
	Commercial Banks—2.7%
49,845	PacWest Bancorp	1,982,834
47,290	Popular, Inc.	1,385,597
4,219	Signature Bank/New York NY*	527,037
19,209	Webster Financial Corp.	652,146
		4,547,614
	Commercial Services & Supplies—0.7%
21,043	Interface, Inc.	320,906
21,109	KAR Auction Services, Inc.	881,089
		1,201,995
	Construction and Engineering—2.1%
13,220	Granite Construction, Inc.	602,171
108,416	MasTec, Inc.*	2,419,845
27,305	Primoris Services Corp.†	516,884
		3,538,900
	Construction Materials—2.0%
28,010	Eagle Materials, Inc.	2,160,972
6,316	Martin Marietta Materials, Inc.	1,212,672
		3,373,644
	Consumer Finance—0.8%
56,607	Green Dot Corp., Class A*	1,301,395
	Containers and Packaging—1.7%
74,998	Berry Plastics Group, Inc.*	2,913,672
	Diversified Consumer Services—0.6%
162,532	Career Education Corp.*	967,065
	Diversified Financial Services—0.6%
63,972	Leucadia National Corp.	1,108,635

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2016

Shares		Value (Note 1)
	Diversified Telecommunication Services—1.8%
77,962	Cogent Communications Group, Inc.†	$3,123,158
	Electrical Equipment—1.5%
18,964	Encore Wire Corp.	706,978
51,212	Generac Holdings, Inc.†,*	1,790,371
		2,497,349
	Electronic Equipment, Instruments & Components—8.9%
39,856	Belden, Inc.	2,406,107
95,032	Control4 Corp.*	775,461
66,720	DTS, Inc.*	1,764,744
136,785	Flextronics International, Ltd.*	1,614,063
43,949	Itron, Inc.*	1,894,202
79,566	Jabil Circuit, Inc.†	1,469,584
93,092	QLogic Corp.*	1,372,176
29,416	Rogers Corp.*	1,797,317
27,734	Universal Display Corp.†,*	1,880,365
16,203	Verifone Systems, Inc.*	300,404
		15,274,423
	Energy Equipment and Services—0.3%
10,016	Dril-Quip, Inc.*	585,235
	Food Products—0.6%
47,452	Amplify Snack Brands, Inc.†,*	699,917
18,875	Darling Ingredients, Inc.*	281,238
		981,155
	Health Care Equipment and Supplies—8.2%
60,767	Cardiovascular Systems, Inc.†,*	1,116,594
25,444	ConforMIS, Inc.†,*	178,617
18,024	Cooper Cos., Inc. (The)	3,092,378
31,104	Dexcom, Inc.*	2,467,480
20,713	Edwards Lifesciences Corp.*	2,065,707
35,732	HeartWare International, Inc.†,*	2,063,523
82,761	Insulet Corp.*	2,502,693
80,224	Tandem Diabetes Care, Inc.†,*	604,889
		14,091,881
Shares		Value (Note 1)
	Health Care Providers and Services—0.7%
16,558	Mednax, Inc.*	$1,199,296
	Household Durables—1.2%
17,025	Harman International Industries, Inc.	1,222,735
12,499	Universal Electronics, Inc.*	903,428
		2,126,163
	Industrial Conglomerates—0.3%
4,342	Carlisle Cos., Inc.	458,863
	Insurance—1.7%
9,063	Everest Re Group, Ltd.	1,655,538
19,991	W. R. Berkley Corp.	1,197,861
		2,853,399
	Internet Software and Services—2.8%
42,012	2u, Inc.†,*	1,235,573
12,934	Akamai Technologies, Inc.*	723,399
168,492	Brightcove, Inc.*	1,482,730
112,693	Gogo, Inc.†,*	945,494
22,162	Web.com Group, Inc.*	402,905
		4,790,101
	IT Services—0.6%
15,378	Global Payments, Inc.	1,097,682
	Life Sciences Tools and Services—1.2%
11,049	Illumina, Inc.*	1,551,059
26,087	QIAGEN NV*	568,957
		2,120,016
	Machinery—0.8%
99,135	Meritor, Inc.*	713,772
6,307	WABCO Holdings, Inc.*	577,532
		1,291,304
	Marine—0.9%
23,769	Kirby Corp.†,*	1,482,948

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2016

Shares		Value (Note 1)
	Media—2.1%
269,386	Global Eagle Entertainment, Inc.†,*	$1,788,723
34,601	Imax Corp.†,*	1,020,037
43,094	Lions Gate Entertainment Corp.†	871,792
		3,680,552
	Metals and Mining—5.3%
34,820	Agnico-Eagle Mines, Ltd.†	1,862,870
190,972	Allegheny Technologies, Inc.†	2,434,893
198,810	Coeur Mining, Inc.*	2,119,315
253,557	Ferroglobe Plc	2,183,126
16,659	Steel Dynamics, Inc.	408,145
		9,008,349
	Oil, Gas and Consumable Fuels—2.6%
61,238	Carrizo Oil & Gas, Inc.†,*	2,195,382
48,294	InterOil Corp.*	2,173,230
		4,368,612
	Paper and Forest Products—2.4%
35,771	Boise Cascade Co.*	820,945
17,747	Clearwater Paper Corp.*	1,160,121
122,751	Louisiana-Pacific Corp.*	2,129,730
		4,110,796
	Road and Rail—0.4%
45,740	Swift Transportation Co.†,*	704,853
	Semiconductors and Semiconductor Equipment—13.1%
48,216	Cree, Inc.†,*	1,178,399
147,548	Cypress Semiconductor Corp.†	1,556,631
77,649	Fairchild Semiconductor International, Inc.*	1,541,333
54,208	Integrated Device Technology, Inc.*	1,091,207
35,699	Maxim Integrated Products, Inc.	1,274,097
33,380	Monolithic Power Systems, Inc.	2,280,522
85,951	ON Semiconductor Corp.*	758,088
57,435	Qorvo, Inc.*	3,173,858
329,300	QuickLogic Corp.†,*	319,421
21,421	Semtech Corp.*	511,105
10,436	Silicon Laboratories, Inc.*	508,651
33,427	Skyworks Solutions, Inc.	2,115,260
Shares		Value (Note 1)
	Semiconductors and Semiconductor Equipment (Continued)
16,097	Synaptics, Inc.†,*	$865,214
55,072	Tessera Technologies, Inc.	1,687,406
91,273	Ultratech, Inc.*	2,096,541
90,276	Veeco Instruments, Inc.*	1,494,970
		22,452,703
	Software—8.7%
1,925	CDK Global, Inc.†	106,818
32,374	Electronic Arts, Inc.*	2,452,654
18,461	Ellie Mae, Inc.†,*	1,691,951
42,015	FleetMatics Group Plc*	1,820,510
41,742	Fortinet, Inc.*	1,318,630
5,710	Mobileye NV†,*	263,459
47,527	Nuance Communications, Inc.*	742,847
214,939	Rovi Corp.*	3,361,646
173,641	Seachange International, Inc.*	553,915
69,766	Silver Spring Networks, Inc.†,*	847,657
174,635	TiVo, Inc.*	1,728,886
		14,888,973
	Specialty Retail—0.6%
56,088	MarineMax, Inc.*	951,813
	Trading Companies and Distributors—3.0%
29,266	Beacon Roofing Supply, Inc.*	1,330,725
73,142	BMC Stock Holdings, Inc.†,*	1,303,390
53,578	MRC Global, Inc.*	761,343
12,940	Watsco, Inc.	1,820,529
		5,215,987
	TOTAL COMMON STOCKS (Cost $120,527,075)	169,578,164

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2016

Par Amount		Yield	Maturity	Value (Note 1)
	SHORT-TERM INVESTMENTS—16.8%
$1,232,179	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	07/01/2016	$1,232,179
Shares
27,444,900	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	0.572%		27,444,900
	TOTAL SHORT-TERM INVESTMENTS (Cost $28,677,079)			28,677,079
	TOTAL INVESTMENTS AT MARKET VALUE—115.9% (Cost $149,204,154)			198,255,243
	Liabilities in Excess of Other Assets—(15.9)%			(27,236,130)
	NET ASSETS—100.0%			$171,019,113

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

*  Non-income producing security

†  Denotes all or a portion of security on loan (Note 1)

††  Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2016

At June 30, 2016, industry sector diversification of the M Capital Appreciation Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	34.1%
Industrials	19.1%
Materials	15.0%
Health Care	12.0%
Financials	7.8%
Consumer Discretionary	5.8%
Energy	2.9%
Telecommunication Services	1.8%
Consumer Staples	0.6%
Short-Term Investments	16.8%
Total	115.9%

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Shares		Value (Note 1)
	COMMON STOCKS—98.6%
	Aerospace & Defense—3.2%
4,746	General Dynamics Corp.	$660,833
3,188	Huntington Ingalls Industries, Inc.	535,679
4,728	Northrop Grumman Corp.	1,050,940
15,041	Spirit AeroSystems Holdings, Inc., Class A*	646,763
		2,894,215
	Air Freight and Logistics—0.7%
4,180	FedEx Corp.	634,440
	Airlines—5.1%
13,471	Alaska Air Group, Inc.†	785,225
16,592	American Airlines Group, Inc.†	469,720
23,759	Delta Air Lines, Inc.	865,540
17,904	Hawaiian Holdings, Inc.*	679,636
23,325	Southwest Airlines Co.	914,573
21,076	United Continental Holdings, Inc.*	864,959
		4,579,653
	Auto Components—2.1%
5,713	Cooper Tire & Rubber Co.	170,362
10,754	Dana Holding Corp.	113,562
29,644	Goodyear Tire & Rubber Co. (The)	760,665
8,015	Lear Corp.	815,606
		1,860,195
	Automobiles—0.6%
18,092	General Motors Co.	512,004
	Beverages—2.1%
7,322	Dr Pepper Snapple Group, Inc.	707,525
11,053	PepsiCo, Inc.	1,170,955
		1,878,480
	Biotechnology—3.6%
6,777	Amgen, Inc.	1,031,120
11,630	Gilead Sciences, Inc.	970,175
2,575	Ligand Pharmaceuticals, Inc.†,*	307,120
8,952	United Therapeutics Corp.†,*	948,196
		3,256,611
	Building Products—0.2%
4,305	Owens Corning	221,794
	Capital Markets—0.7%
8,835	T. Rowe Price Group, Inc.	644,690
Shares		Value (Note 1)
	Chemicals—1.1%
1,315	Celanese Corp., Series A	$86,067
12,002	LyondellBasell Industries NV, Class A	893,189
		979,256
	Commercial Banks—10.6%
167,184	Bank of America Corp.	2,218,532
4,757	Bank of Montreal	301,546
47,844	Citigroup, Inc.	2,028,107
48,874	JPMorgan Chase & Co.	3,037,030
91,023	Regions Financial Corp.	774,606
29,415	SunTrust Banks, Inc.	1,208,368
		9,568,189
	Construction and Engineering—0.3%
13,710	Quanta Services, Inc.*	316,975
	Consumer Finance—1.8%
59,723	Ally Financial, Inc.*	1,019,472
9,128	Capital One Financial Corp.	579,719
		1,599,191
	Containers and Packaging—0.6%
13,544	International Paper Co.	573,995
	Diversified Financial Services—0.9%
34,440	Voya Financial, Inc.	852,734
	Diversified Telecommunication Services—4.1%
40,132	AT&T, Inc.	1,734,104
34,900	Verizon Communications, Inc.	1,948,816
		3,682,920
	Electric Utilities—4.8%
15,438	American Electric Power Co., Inc.	1,082,049
16,190	Edison International	1,257,477
14,466	Entergy Corp.	1,176,809
4,658	Exelon Corp.	169,365
4,969	Great Plains Energy, Inc.	151,058
7,128	PG&E Corp.	455,622
		4,292,380

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2016

Shares		Value (Note 1)
	Electronic Equipment, Instruments & Components—0.2%
12,202	Flextronics International, Ltd.*	$143,984
	Energy Equipment and Services—6.5%
8,472	Diamond Offshore Drilling, Inc.	206,124
4,761	Dril-Quip, Inc.†,*	278,185
98,660	Ensco Plc, Class A	957,989
24,532	FMC Technologies, Inc.*	654,269
3,443	Helmerich & Payne, Inc.†	231,129
39,846	Nabors Industries, Ltd.	400,452
44,429	Noble Corp. Plc	366,095
31,184	Oceaneering International, Inc.†	931,154
19,380	Oil States International, Inc.*	637,214
51,982	Rowan Cos. Plc†	918,002
21,587	Transocean, Ltd.†	256,669
		5,837,282
	Food and Staples Retailing—1.0%
17,221	SYSCO Corp.	873,793
	Food Products—3.1%
32,441	Dean Foods Co.†	586,858
5,051	Ingredion, Inc.	653,650
6,694	Sanderson Farms, Inc.	579,968
14,115	Tyson Foods, Inc., Class A	942,741
		2,763,217
	Health Care Providers and Services—0.5%
5,197	Quest Diagnostics, Inc.	423,088
	Household Durables—0.2%
97	NVR, Inc.*	172,693
	Independent Power Producers and Energy Traders—1.2%
71,981	AES Corp./VA	898,323
11,244	NRG Energy, Inc.	168,547
		1,066,870
Shares		Value (Note 1)
	Insurance—9.6%
2,731	AFLAC, Inc.	$197,069
18,341	Allstate Corp. (The)	1,282,953
29,076	American International Group, Inc.	1,537,830
1,865	Assurant, Inc.	160,968
14,861	Assured Guaranty, Ltd.	377,024
8,020	Axis Capital Holdings, Ltd.	441,100
3,447	Everest Re Group, Ltd.	629,663
75,622	Genworth Financial, Inc., Class A†,*	195,105
10,979	Hartford Financial Services Group, Inc. (The)	487,248
13,236	Lincoln National Corp.	513,160
7,380	Prudential Financial, Inc.	526,489
2,381	Reinsurance Group of America, Inc.	230,933
11,493	Travelers Cos., Inc. (The)	1,368,127
20,988	Unum Group	667,208
		8,614,877
	Internet Software and Services—2.3%
42,818	eBay, Inc.*	1,002,369
12,039	VeriSign, Inc.†,*	1,040,892
		2,043,261
	IT Services—0.2%
19,418	Xerox Corp.	184,277
	Life Sciences Tools and Services—0.2%
2,050	ICON Plc*	143,520
	Metals and Mining—0.9%
8,280	Reliance Steel & Aluminum Co.	636,732
8,040	Steel Dynamics, Inc.	196,980
		833,712
	Multi-Utilities—1.2%
3,763	NiSource, Inc.	99,795
21,582	Public Service Enterprise Group, Inc.	1,005,937
		1,105,732
	Multiline Retail—0.3%
5,073	Big Lots, Inc.†	254,208

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2016

Shares		Value (Note 1)
	Oil, Gas and Consumable Fuels—6.2%
5,457	Chevron Corp.	$572,057
23,476	Exxon Mobil Corp.	2,200,640
12,241	Marathon Petroleum Corp.	464,668
7,153	Murphy Oil Corp.†	227,108
13,280	Tesoro Corp.	994,938
21,864	Valero Energy Corp.	1,115,064
		5,574,475
	Paper and Forest Products—0.2%
6,177	Domtar Corp.	216,257
	Personal Products—1.1%
10,861	Herbalife, Ltd.†,*	635,694
7,193	Nu Skin Enterprises, Inc., Class A	332,245
		967,939
	Pharmaceuticals—7.5%
28,435	Johnson & Johnson	3,449,165
8,792	Merck & Co., Inc.	506,507
78,342	Pfizer, Inc.	2,758,422
		6,714,094
	Real Estate Investment Trusts (REITs)—2.4%
23,996	CBL & Associates Properties, Inc., REIT†	223,403
3,572	Gaming and Leisure Properties, Inc., REIT	123,162
61,429	Host Hotels & Resorts, Inc., REIT†	995,764
17,550	Mack-Cali Realty Corp., REIT†	473,850
11,355	RLJ Lodging Trust, REIT	243,565
1,414	Taubman Centers, Inc., REIT	104,919
		2,164,663
	Real Estate Management and Development—0.6%
20,489	CBRE Group, Inc.*	542,549
	Semiconductors and Semiconductor Equipment—2.2%
53,718	Intel Corp.	1,761,951
9,883	Teradyne, Inc.	194,596
		1,956,547
Shares		Value (Note 1)
	Software—5.1%
8,036	Aspen Technology, Inc.†,*	$323,369
12,457	CA, Inc.	408,963
10,783	Citrix Systems, Inc.*	863,610
20,669	Microsoft Corp.	1,057,633
55,657	Symantec Corp.	1,143,195
21,778	Take-Two Interactive Software, Inc.†,*	825,822
		4,622,592
	Specialty Retail—0.6%
10,269	Bed Bath & Beyond, Inc.†	443,826
2,398	Best Buy Co., Inc.†	73,379
		517,205
	Textiles, Apparel and Luxury Goods—1.1%
21,063	Michael Kors Holdings, Ltd.†,*	1,042,197
	Tobacco—1.7%
15,175	Philip Morris International, Inc.	1,543,601
	TOTAL COMMON STOCKS (Cost $87,838,303)	88,670,355

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2016

Par Amount		Yield	Maturity	Value (Note 1)
	SHORT-TERM INVESTMENTS—12.3%
$751,879	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	07/01/2016	$751,879
Shares
10,258,914	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	0.572%		10,258,914
	TOTAL SHORT-TERM INVESTMENTS (Cost $11,010,793)			11,010,793
	TOTAL INVESTMENTS AT MARKET VALUE—110.9% (Cost $98,849,096)			99,681,148
	Liabilities in Excess of Other Assets—(10.9)%			(9,780,411)
	NET ASSETS—100.0%			$89,900,737

Notes to the Schedule of Investments:

REIT—Real Estate Investment Trust

*  Non-income producing security

†  Denotes all or a portion of security on loan (Note 1)

††  Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2016

At June 30, 2016, industry sector diversification of the M Large Cap Value Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Financials	26.6%
Energy	12.7%
Health Care	11.8%
Information Technology	10.0%
Industrials	9.5%
Consumer Staples	9.0%
Utilities	7.2%
Consumer Discretionary	4.9%
Telecommunication Services	4.1%
Materials	2.8%
Short-Term Investments	12.3%
Total	110.9%

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2016

	M International Equity Fund	M Large Cap Growth Fund	M Capital Appreciation Fund	M Large Cap Value Fund
Assets:
Investments, at value (Note 1)*/**—see accompanying Schedule of Investments	$218,677,039	$163,727,347	$198,255,243	$99,681,148
Cash denominated in foreign currencies***	37,204	—	—	—
Receivable from:
Securities sold	957,066	—	563,919	912,874
Capital stock subscriptions	92,398	24,468	12,177	19,745
Dividends and interest	906,427	80,949	71,247	95,581
Prepaid expenses	15,719	12,164	12,293	6,636
Total assets	220,685,853	163,844,928	198,914,879	100,715,984
Liabilities:
Payable for:
Securities purchased	472,809	—	151,050	420,953
Capital stock redemptions	50,162	176,524	129,223	71,429
Investment Adviser, net (Note 2)	118,243	81,291	126,770	33,246
Payable upon return of securities loaned (Note 1)	15,162,859	—	27,444,900	10,258,914
M Financial Group-compliance expense (Note 2)	3,878	3,518	3,436	1,556
Accrued expenses and other liabilities	44,730	32,800	40,387	29,149
Total liabilities	15,852,681	294,133	27,895,766	10,815,247
Net assets	$204,833,172	$163,550,795	$171,019,113	$89,900,737
Net assets consist of:
Paid-in capital	$336,656,085	$142,633,205	$121,776,571	$90,245,099
Undistributed (distributions in excess of) net investment income	479,760	(162,085)	(312,058)	957,662
Accumulated net realized gain (loss) on investments	(132,479,160)	1,947,613	503,511	(2,134,076)
Net unrealized appreciation on investments and foreign currency	176,487	19,132,062	49,051,089	832,052
Net assets	$204,833,172	$163,550,795	$171,019,113	$89,900,737
Shares outstanding#	18,466,596	8,112,634	6,661,796	7,818,372
Net asset value, offering price and redemption price per share	$11.09	$20.16	$25.67	$11.50
* Cost of investments	$218,467,114	$144,595,285	$149,204,154	$98,849,096
** Includes securities on loan with market values of	$14,677,619	$—	$27,375,813	$10,156,583
*** Cost of cash denominated in foreign currencies	$37,360	$—	$—	$—

  #  The number of authorized shares with a par value of $0.001 per share, for each of the M International Equity Fund, the M Large Cap Growth Fund, the M Capital Appreciation Fund and the M Large Cap Value Fund is 100,000,000.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF OPERATIONS (Unaudited)

For the Period Ended June 30, 2016

	M International Equity Fund	M Large Cap Growth Fund	M Capital Appreciation Fund	M Large Cap Value Fund
Investment income:
Interest	$409	$30	$171	$56
Securities lending income	55,189	15,256	31,382	29,903
Dividends*	3,561,327	465,802	592,680	1,240,381
Total investment income	3,616,925	481,088	624,233	1,270,340
Expenses:
Investment advisory fee (Note 2)	728,835	489,753	764,770	201,663
Custody, fund accounting, transfer agent and administration fees	181,736	92,730	109,026	71,290
Professional fees	16,252	13,353	13,673	12,659
Printing and shareholder reporting	10,231	8,668	9,173	6,941
Directors' fees and expenses	24,203	18,119	19,077	9,389
Compliance expenses (Note 2)	8,694	7,256	7,207	3,603
Other	16,002	13,294	13,365	7,133
Total expenses	985,953	643,173	936,291	312,678
Net investment income (loss)	2,630,972	(162,085)	(312,058)	957,662
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(962,824)	2,032,059	1,127,238	(1,949,138)
Foreign currency transactions	(14,311)	—	—	—
Net realized gain (loss)	(977,135)	2,032,059	1,127,238	(1,949,138)
Net change in unrealized appreciation (depreciation) on:
Investments	(5,518,843)	(12,213,834)	3,091,418	(2,623,210)
Foreign currency and net other assets	17,782	—	—	—
Net change in unrealized appreciation (depreciation)	(5,501,061)	(12,213,834)	3,091,418	(2,623,210)
Net realized and unrealized gain (loss)	(6,478,196)	(10,181,775)	4,218,656	(4,572,348)
Net increase (decrease) in net assets resulting from operations	$(3,847,224)	$(10,343,860)	$3,906,598	$(3,614,686)
* Net of foreign taxes withheld of:	$369,698	$—	$3,572	$—

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

	M International Equity Fund		M Large Cap Growth Fund
	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$2,630,972	$3,374,785	$(162,085)	$(367,016)
Net realized gain (loss) on investments and foreign currency transactions	(977,135)	(2,333,624)	2,032,059	24,991,999
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(5,501,061)	(8,869,825)	(12,213,834)	(11,180,308)
Net increase (decrease) in net assets resulting from operations	(3,847,224)	(7,828,664)	(10,343,860)	13,444,675
Distributions to shareholders:
From net investment income	—	(3,857,214)	—	(49,031)
From net realized capital gains	—	—	(2,114,270)	(30,282,810)
From return of capital	—	—	—	—
Total distributions to shareholders	—	(3,857,214)	(2,114,270)	(30,331,841)
Fund share transactions (Note 4):
Proceeds from shares sold	7,916,698	54,634,999	7,048,906	21,238,752
Net asset value of shares issued on reinvestment of distributions	—	3,857,214	2,114,270	30,331,841
Cost of shares repurchased	(27,251,405)	(36,316,210)	(13,778,219)	(31,963,761)
Net increase (decrease) in net assets resulting from Fund share transactions	(19,334,707)	22,176,003	(4,615,043)	19,606,832
Total change in net assets	(23,181,931)	10,490,125	(17,073,173)	2,719,666
Net Assets:
Beginning of period	228,015,103	217,524,978	180,623,968	177,904,302
End of period*	$204,833,172	$228,015,103	$163,550,795	$180,623,968
* Including undistributed (distributions in excess of) net investment income of:	$479,760	$(2,151,212)	$(162,085)	$—

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	M Capital Appreciation Fund		M Large Cap Value Fund
	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$(312,058)	$(637,061)	$957,662	$1,153,320
Net realized gain (loss) on investments and foreign currency transactions	1,127,238	18,374,680	(1,949,138)	5,496,903
Net change in unrealized appreciation (depreciation) on investments and foreign currency	3,091,418	(30,634,726)	(2,623,210)	(7,528,648)
Net increase (decrease) in net assets resulting from operations	3,906,598	(12,897,107)	(3,614,686)	(878,425)
Distributions to shareholders:
From net investment income	—	—	—	(1,151,873)
From net realized capital gains	(669,669)	(20,302,650)	—	(7,723,206)
From return of capital	—	—	—	(62,274)
Total distributions to shareholders	(669,669)	(20,302,650)	—	(8,937,353)
Fund share transactions (Note 4):
Proceeds from shares sold	5,257,572	36,080,914	5,472,505	25,412,042
Net asset value of shares issued on reinvestment of distributions	669,669	20,302,650	—	8,937,353
Cost of shares repurchased	(20,442,651)	(21,866,610)	(7,127,571)	(12,398,044)
Net increase (decrease) in net assets resulting from Fund share transactions	(14,515,410)	34,516,954	(1,655,066)	21,951,351
Total change in net assets	(11,278,481)	1,317,197	(5,269,752)	12,135,573
Net Assets:
Beginning of period	182,297,594	180,980,397	95,170,489	83,034,916
End of period*	$171,019,113	$182,297,594	$89,900,737	$95,170,489
* Including undistributed (distributions in excess of) net investment income of:	$(312,058)	$—	$957,662	$—

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	M International Equity Fund
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$11.26		$11.93	$13.15	$11.57	$9.78	$11.72
Income from investment operations:
Net investment income‡	0.14		0.19	0.24	0.20	0.19	0.30
Net realized and unrealized gain (loss) on investments	(0.31)		(0.66)	(1.16)	1.68	1.83	(1.89)
Total from investment operations	(0.17)		(0.47)	(0.92)	1.88	2.02	(1.59)
Less distributions to shareholders:
From net investment income	—		(0.20)	(0.30)	(0.30)	(0.23)	(0.35)
Total distributions	—		(0.20)	(0.30)	(0.30)	(0.23)	(0.35)
Net asset value, end of period	$11.09		$11.26	$11.93	$13.15	$11.57	$9.78
Total Return+	(1.51	)%*	(3.94)%	(7.06)%	16.32%	20.68%	(13.56)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$204,833		$228,015	$217,525	$301,740	$243,001	$232,953
Net expenses to average daily net assets	0.95	%**	0.95%	0.93%	0.94%	0.95%	0.93%
Net investment income to average daily net assets	2.53	%**	1.51%	1.83%	1.65%	1.75%	2.69%
Without the waiver/reimbursement of expenses by the adviser, the ratios of net expenses and net investment income to average daily net assets would have been:
Expenses	N/A		0.96%	N/A	N/A	0.97%	0.95%
Net investment income	N/A		1.50%	N/A	N/A	1.73%	2.67%
Portfolio turnover rate	15%		27%	15%	14%	15%	103%?

‡  Calculation based on average shares outstanding.

+  Does not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Fund may pay. If these additional fees were reflected, performance would have been lower.

*  Not annualized.

**  Annualized for periods less than one year.

?  The increase in portfolio turnover rate during the period was primarily attributable to portfolio adjustments made in response to a change in the Fund's sub-adviser.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	M Large Cap Growth Fund
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$21.66		$23.95	$24.74	$19.20	$16.10	$16.23
Income from investment operations:
Net investment income (loss)‡	(0.02)		(0.05)	0.02	0.05	0.08	0.01
Net realized and unrealized gain (loss) on investments	(1.22)		1.96	2.45	6.86	3.03	(0.14)
Total from investment operations	(1.24)		1.91	2.47	6.91	3.11	(0.13)
Less distributions to shareholders:
From net investment income	—		(0.01)	(0.01)	(0.12)	(0.01)	—
From net realized capital gains	(0.26)		(4.19)	(3.25)	(1.25)	—	—
Total distributions	(0.26)		(4.20)	(3.26)	(1.37)	(0.01)	—
Net asset value, end of period	$20.16		$21.66	$23.95	$24.74	$19.20	$16.10
Total Return+	(5.73	)%*	7.70%	10.21%	36.15%	19.31%	(0.80)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$163,551		$180,624	$177,904	$183,264	$142,273	$101,129
Net expenses to average daily net assets	0.78	%**	0.76%	0.75%	0.77%	0.80%	0.83%
Net investment income (loss) to average daily net assets	(0.20	)%**	(0.20)%	0.07%	0.25%	0.42%	0.06%
Portfolio turnover rate	16%		69%	46%	74%	67%	78%

‡  Calculation based on average shares outstanding.

+  Does not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Fund may pay. If these additional fees were reflected, performance would have been lower.

*  Not annualized.

**  Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	M Capital Appreciation Fund
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$25.15		$30.22	$29.71	$23.38	$21.33	$25.94
Income from investment operations:
Net investment income (loss)‡	(0.04)		(0.10)	(0.11)	(0.06)	0.02	(0.09)
Net realized and unrealized gain (loss) on investments	0.66		(1.77)	3.81	9.13	3.67	(1.77)
Total from investment operations	0.62		(1.87)	3.70	9.07	3.69	(1.86)
Less distributions to shareholders:
From net investment income	—		—	—	—	(0.08)	—
From net realized capital gains	(0.10)		(3.20)	(3.19)	(2.74)	(1.56)	(2.75)
Total distributions	(0.10)		(3.20)	(3.19)	(2.74)	(1.64)	(2.75)
Net asset value, end of period	$25.67		$25.15	$30.22	$29.71	$23.38	$21.33
Total Return+	2.47	%*	(6.58)%	12.42%	39.20%	17.43%	(7.22)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$171,019		$182,298	$180,980	$187,107	$141,923	$132,680
Net expenses to average daily net assets	1.10	%**	1.07%	1.07%	1.07%	1.10%	1.10%
Net investment income (loss) to average daily net assets	(0.37	)%**	(0.34)%	(0.34)%	(0.23)%	0.10%	(0.35)%
Portfolio turnover rate	10%		23%	17%	18%	21%	35%

‡  Calculation based on average shares outstanding.

+  Does not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Fund may pay. If these additional fees were reflected, performance would have been lower.

*  Not annualized.

**  Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	M Large Cap Value Fund
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$11.96		$13.36	$13.77	$11.44	$9.84	$10.30
Income from investment operations:
Net investment income‡	0.12		0.18	0.15	0.20	0.16	0.08
Net realized and unrealized gain (loss) on investments	(0.58)		(0.24)	1.20	3.68	1.53	(0.50)
Total from investment operations	(0.46)		(0.06)	1.35	3.88	1.69	(0.42)
Less distributions to shareholders:
From net investment income	—		(0.17)	(0.17)	(0.37)	(0.09)	(0.04)
From net realized capital gains	—		(1.16)	(1.59)	(1.18)	—	—
From return of capital	—		(0.01)	—	—	—	—
Total distributions	—		(1.34)	(1.76)	(1.55)	(0.09)	(0.04)
Net asset value, end of period	$11.50		$11.96	$13.36	$13.77	$11.44	$9.84
Total Return+	(3.93	)%*	(0.66)%	9.68%	34.22%	17.29%	(4.11)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$89,901		$95,170	$83,035	$93,033	$68,227	$65,188
Net expenses to average daily net assets	0.70	%**	0.69%	0.68%	0.61%	0.64%	0.89%
Net investment income to average daily net assets	2.14	%**	1.32%	1.05%	1.52%	1.47%	0.81%
Without the waiver/reimbursement of expenses by the adviser, the ratios of net expenses and net investment income to average daily net assets would have been:
Expenses	N/A		N/A	N/A	0.78%	0.93%	0.91%
Net investment income	N/A		N/A	N/A	1.35%	1.18%	0.79%
Portfolio turnover rate	25%		66%	80%	154%?	41%	35%

‡  Calculation based on average shares outstanding.

+  Does not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Fund may pay. If these additional fees were reflected, performance would have been lower.

*  Not annualized.

**  Annualized for periods less than one year.

?  The increase in portfolio turnover rate during the period was primarily attributable to portfolio adjustments made in response to a change in the Fund's sub-adviser.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

M Fund, Inc. (the "Corporation") was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of June 30, 2016, the Corporation consisted of four separate diversified investment portfolios: M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund (each singularly a "Fund" or collectively the "Funds"), each of which is a separate mutual fund.

The Corporation offers shares of the Funds to certain insurance company separate accounts, which serve as the underlying funding vehicles for certain variable annuity and variable life insurance policies. These annuities and insurance policies are offered by members of M Financial Holdings Incorporated ("M Financial Group") and are issued by certain life insurance companies. Shares of the Funds may also be sold to qualified pension and retirement plans.

M International Equity Fund seeks long-term capital appreciation with a strategy of normally investing at least 80% of its total assets in equity securities of issuers located in at least three countries other than the United States, with a focus on stocks with capitalizations of $1 billion or more. M Large Cap Growth Fund seeks long-term capital appreciation with a strategy of normally investing at least 80% of its total assets in large-cap equity securities, including common stocks, preferred stocks and American Depositary Receipts, with capitalizations of $10 billion or more. M Capital Appreciation Fund seeks maximum capital appreciation with a strategy of investing in common stocks of U.S. companies of all sizes, with emphasis on stocks of companies with capitalizations that are consistent with capitalization of those companies found in the Russell 2500 Index. M Large Cap Value Fund seeks long-term capital appreciation with a strategy of normally investing at least 80% of its total assets in equity securities of issuers with capitalizations of $5 billion or more.

1.  Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies and are consistently followed by the Funds in the preparation of the financial statements.

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange are valued at the last sale price on the exchange on which the securities are traded. If no sale occurs, equity securities and other similar investments traded on a U.S. exchange are valued at the most recent bid price. Equity securities and other similar investments traded on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the NASDAQ Official Closing Price. If no sale occurs, equity securities and other similar investments traded on NASDAQ are valued at the most recent bid price. Equity securities and other similar

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

investments traded on a non-U.S. exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. However, if an event which may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the Board of Directors may decide to value the security based on fair value. The Board of Directors has approved the use of an independent fair value service for foreign securities, which may provide a fair value price on trading days when the S&P 500 Index moves more than 1%. The use of a fair value price may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the Fund's NAV. Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation date or, if no sale occurs, at the most recent bid price. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant accretion or amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which a pricing service supplies no quotations or quotations are not deemed to be representative of market value or for which there are no readily available market quotations are valued at fair value as determined in good faith by the Pricing Committee appointed by the Board of Directors (excluding debt securities with a remaining maturity of sixty days or less).

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to maximize the use of observable data inputs and minimize the use of unobservable data inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use to price the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use to price the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use to price the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1—quoted prices in active markets for identical investments;

•  Level 2—quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•  Level 3—significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments).

The valuation techniques used by the Funds to measure fair value during the period ended June 30, 2016 maximized the use of observable inputs and minimized the use of unobservable inputs.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

As of June 30, 2016, all of the Funds, with the exception of M International Equity Fund, had (i) all long-term investments classified as Level 1, as represented on the Schedule of Investments; and (ii) all short-term investments classified as Level 2.

The following is a summary of the inputs used as of June 30, 2016 in valuing the M International Equity Fund investments:

Assets Valuation Input

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Austria	$—	$2,179,054	$—	$2,179,054
Belgium	—	5,056,849	—	5,056,849
Brazil	576,748	—	—	576,748
Canada	1,093,163	—	—	1,093,163
China	5,000,210	—	—	5,000,210
Colombia	5,973,412	—	—	5,973,412
Denmark	—	7,668,812	—	7,668,812
France	261,108	34,338,625	—	34,599,733
Germany	—	18,592,634	—	18,592,634
Japan	—	16,695,748	—	16,695,748
Jersey	—	6,182,963	—	6,182,963
Macau	—	76,101	—	76,101
Malaysia	—	541,408	—	541,408
Netherlands	—	7,774,685	—	7,774,685
Spain	—	2,887,527	—	2,887,527
Sweden	—	6,913,947	—	6,913,947
Switzerland	—	27,965,242	—	27,965,242
United Kingdom	2,097,537	24,082,586	—	26,180,123
United States	21,822,455	—	—	21,822,455
Total Common Stocks	36,824,633	160,956,181	—	197,780,814

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Warrant
Malaysia	$82,096	$—	$—	$82,096
Preferred Stock
Colombia	84,401	—	—	84,401
Short-Term Investments
Short-Term Investments	—	5,566,869	—	5,566,869
Investments in Security Lending Collateral	—	15,162,859	—	15,162,859
Total Short-Term Investments	—	20,729,728	—	20,729,728
Total	$36,991,130	$181,685,909	$—	$218,677,039

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

	Transfers In*		Transfers Out*
	Level 1	Level 2	Level 1	Level 2
M International Equity Fund	$—	$166,052,127	$166,052,127	$—

*  The Fund(s) recognize transfers between the levels as of the beginning of the period.

During the period ended June 30, 2016, financial assets with a combined market value of $166,052,127 held by M International Equity Fund transferred from Level 1 to Level 2. At June 30, 2016, these financial assets were priced using a fair value factor applied to quoted market prices.

Securities Transactions, Investment Income and Expenses

Securities transactions are recorded as of the trade date. Realized gains or losses from securities sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis and consists of interest accrued and, if applicable, discount earned less premiums amortized. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Investment income is recorded net of foreign taxes withheld where the recovery of such taxes is uncertain. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Most expenses of the Corporation can be directly attributed to a Fund. Expenses that cannot be directly attributed are apportioned among Funds by the Corporation based on average net assets of each Fund.

Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, and distributes net short-term capital gains, if any, on an annual basis. Each Fund also distributes, at least annually, substantially all of the long-term

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

capital gains in excess of available capital losses, if any, which it realizes for each taxable year. Distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund and timing differences, including the deferral of wash sales and the deferral of net realized capital losses recognized subsequent to October. Permanent differences relating to shareholder distributions will result in differing characterizations of distributions made by each Fund and reclassifications to paid-in capital.

Securities Lending

The Funds participate in a securities lending program, under the terms of a Securities Lending Agency Agreement, whereby each Fund may loan its portfolio securities in an amount up to 33 1/3% of its total assets. The Funds receive cash (U.S. currency) as collateral against the loaned securities. Such collateral is invested by the securities lending agent in a money market mutual fund that meets the quality and diversification requirements in accordance with Rule 2a-7 under the 1940 Act. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined each day at the close of business of the Funds and any change in the amount of collateral is delivered to or paid by the Fund the next day. The collateral value does not include the calculated mark, which is the amount charged/returned to the borrower daily to maintain 102%/105% of market value. There is a day lag in receiving the mark and at times the collateral percentage may be above or below 102%/105%.

The collateral received is recorded on a lending Fund's statement of assets and liabilities, along with the related obligation to return the collateral. A Fund may also record realized gain or loss on securities deemed sold due to a borrower's inability to return securities on loan. Upon an event of default under the Securities Agency Lending Agreement, there is a risk of delay in the recovery of the securities or loss of rights in the collateral. If the borrower fails to return loaned securities, and cash collateral deposited by the borrower with State Street Bank and Trust Company, the securities lending agent, is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds or, at the option of the lending agent, to replace the securities. Any dividends or interest payable by the issuers of the loaned portfolio securities, during the time that the securities are on loan, are paid to the borrowers of those securities. Dividend or interest payments that are made to borrowers of the loaned securities are reimbursed by the borrowers to the Funds. Such reimbursement amounts do not comprise qualified dividend income under the Internal Revenue Code of 1986, as amended.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to the borrower through the securities lending agent, is the source of the Fund's securities lending income, 70% of which is paid to the Fund, 30% of which is paid to the custodian as securities lending agent.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2016.

	Gross	Gross Amounts Offset in the	Net Amounts of Assets Presented in the	Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Amounts of Recognized Assets	Statement Assets and Liabilities	Statement Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
M International Equity Fund	$15,162,859	$—	$15,162,859	$—	$15,162,859	$—
M Capital Appreciation Fund	$27,444,900	$—	$27,444,900	$—	$27,444,900	$—
M Large Cap Value Fund	$10,258,914	$—	$10,258,914	$—	$10,258,914	$—

Federal Income Taxes

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no provision for federal income or excise tax is necessary.

The Funds did not have any unrecognized tax benefits as of June 30, 2016, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the six-month period ended June 30, 2016, the Funds did not incur any such interest or penalties. The Funds' tax returns are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, December 2013 through December 2015. No examination of any of the Funds' tax filings is currently in progress.

2.  Advisory Fee and Other Transactions with Affiliates

The Corporation has entered into an investment advisory agreement (the "Advisory Agreement") with M Financial Investment Advisers, Inc. (the "Adviser"), a wholly-owned subsidiary of M Financial Group. The Advisory

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2.  Advisory Fee and Other Transactions with Affiliates (Continued)

Agreement provides that the Funds will pay the Adviser a fee at an annual rate of the value of each Fund's average daily net assets as follows:

Fund	Total Advisory Fees
M International Equity Fund	0.70% on the first $1 billion
0.65% on amounts above $1 billion
M Large Cap Growth Fund	0.65% of the first $50 million
0.60% of the next $50 million
0.55% on amounts above $100 million
M Capital Appreciation Fund	0.90%
M Large Cap Value Fund	0.45% of the first $250 million
0.35% of the next $250 million
0.30% of the next $250 million
0.275% on amounts thereafter

Prior to May 1, 2016 and for the period May 1, 2016 to April 30, 2017, the Adviser has contractually agreed to reimburse each Fund for any expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses exceed 0.25% of a Fund's annualized average daily net assets. For the six months ended June 30, 2016, there were no such reimbursements.

The Adviser has engaged Northern Cross, LLC, DSM Capital Partners LLC, Frontier Capital Management Company, LLC and AJO, LP to act as sub-advisers to provide day-to-day portfolio management for the M International Equity Fund, the M Large Cap Growth Fund, the M Capital Appreciation Fund and the M Large Cap Value Fund, respectively.

As compensation for their services, each sub-adviser receives a fee based on the average daily net assets of the applicable Fund at the following annual rates:

Fund	Total Sub-Advisory Fees
M International Equity Fund	0.55% on the first $1 billion
0.50% on the amounts above $1 billion
M Large Cap Growth Fund	0.50% on the first $50 million
0.45% on the next $50 million
0.40% on the amounts above $100 million
M Capital Appreciation Fund	0.75%
M Large Cap Value Fund	0.30% on the first $250 million
0.20% on the next $250 million
0.15% on the next $250 million
0.125% on amounts thereafter

The sub-advisory fees are paid by the Adviser out of the investment advisory fees disclosed above.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2.  Advisory Fee and Other Transactions with Affiliates (Continued)

M Holdings Securities, Inc. acts as distributor (the "Distributor") for each of the Funds. The Distributor is a wholly-owned subsidiary of M Financial Group. No fees are due the Distributor for its services.

The Corporation pays no compensation to its officers, other than the Chief Compliance Officer ("CCO"). The Corporation pays each Director $1,500 per meeting attended. The Corporation pays each non-interested Director an annual retainer of $20,000. Each member of the Audit Committee receives $1,500 per meeting of the Audit Committee that he attends. The Chairman of the Board and Audit Committee Chair receive an additional $10,000 annually. CCO compensation is paid to M Financial Group pursuant to an employee leasing agreement between the Corporation and M Financial Group and is included under compliance expenses on the Funds' Statements of Operations.

3.  Purchases and Sales of Securities

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended June 30, 2016, were as follows:

	Non-U.S. Government Securities
	Purchases	Sales
M International Equity Fund	$30,393,554	$32,859,937
M Large Cap Growth Fund	26,505,940	33,460,560
M Capital Appreciation Fund	17,455,603	22,108,431
M Large Cap Value Fund	22,691,458	23,724,876

4.  Common Stock

Changes in the capital shares outstanding were as follows:

	M International Equity Fund		M Large Cap Growth Fund
	Six Months Ended June 30, 2016	Year Ended December 31, 2015	Six Months Ended June 30, 2016	Year Ended December 31, 2015
Shares sold	728,063	4,594,980	350,336	861,112
Shares repurchased	(2,518,920)	(2,914,344)	(679,285)	(1,288,998)
Distributions reinvested	—	336,883	103,286	1,338,433
Net increase (decrease)	(1,790,857)	2,017,519	(225,663)	910,547
Fund Shares:
Beginning of year	20,257,453	18,239,934	8,338,297	7,427,750
End of year	18,466,596	20,257,453	8,112,634	8,338,297

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4.  Common Stock (Continued)

	M Capital Appreciation Fund		M Large Cap Value Fund
	Six Months Ended June 30, 2016	Year Ended December 31, 2015	Six Months Ended June 30, 2016	Year Ended December 31, 2015
Shares sold	216,902	1,213,570	484,978	1,950,922
Shares repurchased	(830,410)	(720,735)	(624,698)	(922,908)
Distributions reinvested	25,876	767,997	—	714,972
Net increase (decrease)	(587,632)	1,260,832	(139,720)	1,742,986
Fund Shares:
Beginning of year	7,249,428	5,988,596	7,958,092	6,215,106
End of year	6,661,796	7,249,428	7,818,372	7,958,092

5.  Financial Instruments

Foreign Investments and Foreign Currency

Each of the Funds may invest in securities of companies that are organized under the laws of a foreign country and (i) are unlisted or listed primarily on a non-U.S. exchange; or (ii) are listed on a U.S. exchange or over-the-counter as a sponsored or unsponsored American Depositary Receipt ("foreign issuers"). M International Equity Fund may also invest in non-U.S. dollar denominated securities and securities of foreign issuers represented by European Depositary Receipts ("EDRs"), International Depositary Receipts ("IDRs") and Global Depositary Receipts ("GDRs"). The value of all assets and liabilities expressed in foreign currencies are translated into U.S. dollars at the exchange rates captured as of twelve noon Eastern Time each business day other than market holidays or early closures. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions. Net realized foreign currency gains and losses result from changes in exchange rates, including foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gains and losses on investment transactions. M International Equity Fund does not isolate that portion of the results for changes in foreign currency exchange rates from the fluctuations arising from changes in market prices of securities held at year end.

Investments in non-U.S. dollar denominated securities or in the securities of foreign issuers may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). Some foreign stock markets may have substantially less volume than, for example, the New York Stock Exchange, and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures for such securities may be different in foreign countries and, in certain markets, on certain occasions such procedures have been unable to keep pace with the volume of securities transactions.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5.  Financial Instruments (Continued)

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of funds or other assets of the Funds, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment and resource self-sufficiency.

Because investment in foreign issuers will usually involve currencies of foreign countries, and because the Funds may be exposed to currency exposure independent of their securities positions, the value of the assets of the Funds invested in foreign issuers as measured in U.S. dollars will be affected by changes in foreign currency exchange rates. To the extent that a Fund's assets consist of investments denominated in a particular currency, the Fund is at risk of adverse developments affecting the value of such currency.

Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund's net asset value to fluctuate as well. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. To the extent that a substantial portion of a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

6.  Beneficial Interest

Shares of the Funds are owned by insurance companies through their separate accounts that are used primarily to fund variable annuity contracts and variable life insurance contracts and by M Financial Holdings Incorporated through direct ownership of seed money and general investment shares. As of June 30, 2016, John Hancock Variable Life Insurance Co., Pacific Life Insurance Co., Pruco Life Insurance Co. of Arizona, Security Life of Denver (an indirect, wholly owned subsidiary of Voya Financial, Inc.), Lincoln National Life Insurance Co., New York Life Insurance Co., Nationwide Financial Services, Inc., Delaware Life Insurance Co. and TIAA-CREF Life Insurance Co. and M Financial Holdings Incorporated owned all shares of the Funds. John Hancock Variable Life Insurance Co. and Pacific Life Insurance Co. may each be deemed a control person of each Fund because their separate accounts hold more than 25% of the shares of each Fund.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

6.  Beneficial Interest (Continued)

As of June 30, 2016 the ownership of each Fund was as follows:

	Percentage of Ownership
	M Financial Holdings, Inc.	John Hancock Variable Life Insurance Co.		Pacific Life Insurance Co.	Pruco Life Insurance Co. of Arizona	Voya-Security Life of Denver
M International Equity Fund	0.8%	46.4%		35.4%	3.6%	6.3%
M Large Cap Growth Fund	1.2%	48.9%		30.3%	5.6%	6.4%
M Capital Appreciation Fund	1.1%	45.5%		40.4%	2.4%	5.3%
M Large Cap Value Fund	2.1%	50.3%		30.6%	4.0%	2.8%
	Percentage of Ownership
	Lincoln National Life Insurance Co.	New York Life Insurance Co.		Nationwide Financial Services, Inc.	Delaware Life Insurance Co.	TIAA-CREF Life Insurance Co.
M International Equity Fund	3.3%	0.0	%(1)	1.7%	0.9%	1.6%
M Large Cap Growth Fund	2.6%	0.0%		1.1%	2.4%	1.5%
M Capital Appreciation Fund	2.7%	0.0%		0.9%	0.8%	0.9%
M Large Cap Value Fund	5.0%	0.0%		2.0%	1.0%	2.2%

(1)  Amount rounds to less than 0.05%.

7. Tax information

As of June 30, 2016, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ Depreciation
M International Equity Fund	$205,879,789	$19,332,161	$(21,697,770)	$(2,365,609)
M Large Cap Growth Fund	144,691,844	28,608,925	(9,573,422)	19,035,503
M Capital Appreciation Fund	122,283,902	59,534,221	(11,007,780)	48,526,441
M Large Cap Value Fund	88,817,765	7,303,775	(6,699,306)	604,469

8. Disclosure of Certain Commitments and Contingencies

In the normal course of business, the Corporation may enter into contracts and agreements that contain a variety of representations and warranties that provide general indemnifications. The maximum exposure to the Corporation under these arrangements is unknown, as it involves future claims that may be made against the Corporation that have not yet occurred. However, based on experience, the Corporation believes that the current risk of loss is remote.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

9. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of the Funds' financial statements and have determined there is no material impact to the Funds' financial statements.

CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS

The Board of Directors (the "Board") of M Fund, Inc. ("Corporation") meets on a quarterly basis to review the ongoing operations of the Corporation and the Funds (as defined below), and at each meeting, considers matters bearing on (1) the Investment Advisory Agreement (the "Advisory Agreement") between the Corporation and M Financial Investment Advisers, Inc. (the "Adviser"), and (2) the Investment Sub-Advisory Agreements (each, a "Sub-Advisory Agreement" and collectively, the "Sub-Advisory Agreements") between the Adviser, on behalf of the M International Equity Fund, M Capital Appreciation Fund, M Large Cap Growth Fund and M Large Cap Value Fund (each, a "Fund" and collectively, the "Funds"), and Northern Cross ("Northern Cross"), Frontier Capital Management Company, LLC ("Frontier"), DSM Capital LLC ("DSM") and AJO, LP ("AJO"), respectively (each, a "Sub-Adviser" and collectively, the "Sub-Advisers"). The independent directors meet with the entire Board and hold separate executive sessions to the extent that the independent directors believe that such sessions are necessary.

At each quarterly meeting, the Board specifically reviews the investment performance of each Fund (reflecting the advisory services provided by the applicable Sub-Adviser), in both absolute terms and relative to each Fund's relevant benchmark index. The Board considers this performance in light of general economic conditions. Finally, the Board receives quarterly performance reports and Sub-Adviser evaluations from Strategic Capital Investment Advisors, Inc. ("Strategic Capital"), as summarized below.

In addition to investment performance, the quarterly reviews specifically address and consider other matters that bear upon and are part of the annual evaluation and approval, such as compliance (including code of ethics violations) matters.

These quarterly on-going reviews and monitoring form an important basis for the annual review and approval discussed below.

The Board utilizes the services of Strategic Capital to help choose and evaluate each of the Corporation's Sub-Advisers. Strategic Capital is an independent, third-party vendor that provides consulting services to institutional investors. The Adviser engages Strategic Capital primarily to evaluate existing Sub-Adviser performance and assist in searches for new sub-advisers, when necessary.

Strategic Capital provides the Board with Fund performance information quarterly. Strategic Capital also provides the Board with Sub-Adviser evaluations based upon on-going qualitative assessments and quantitative analysis. This evaluation provides the Board with an in-depth understanding of each Sub-Adviser's investment philosophy, process, capabilities and resources.

ANNUAL REVIEW AND APPROVAL OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a meeting held on March 4, 2016, the Board, including the Independent Directors, unanimously approved the continuance of the Advisory Agreement and the Sub-Advisory Agreements. At this meeting, the Board evaluated, among other things, written information provided by the Adviser and each Sub-Adviser, as well as answers to questions posed by the Board to representatives of the Adviser (including answers provided at other Board meetings).

The Adviser and Sub-Advisers furnished information concerning a variety of aspects of the operation of the Funds including, (1) the capability of the Adviser and each Sub-Adviser to provide the advisory services (including number and experience of personnel, administrative systems, and financial strength); (2) the nature, extent, and quality of services to be provided by the Adviser and each Sub-Adviser; (3) the Adviser's and each Sub-Adviser's regulatory

CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

compliance history; (4) the investment performance of each Fund and the Adviser and each Sub-Adviser; (5) the advisory fees, considering the services provided, the costs and expenses of the Adviser or the Sub-Adviser, fees throughout the industry, the level of profit realized by the Adviser or certain Sub-Advisers under the Advisory Agreements, and any collateral or "fall-out" benefits to the Adviser, the Sub-Adviser or the Fund; (6) the extent to which economies of scale would be realized as the Corporation and the Funds grow and whether shareholders benefit from these economies of scale; and (7) the Sub-Advisers' process for choosing brokers and dealers for portfolio transactions and the cost for such transactions.

Below is a discussion of the information considered by the Board, as well as the Board's conclusions with respect to the Advisory Agreement and Sub-Advisory Agreements presented to the Board for its approval at its March 4, 2016 Board meeting.

Applicable rules of the U.S. Securities and Exchange Commission ("SEC") and relevant case law instruct mutual fund directors to consider a number of specific factors in approving and re-approving Advisory and Sub-Advisory Agreements. Those rules are designed for the typical situation where the adviser or sub-adviser is the sponsor (or an affiliate of the sponsor) of the fund and therefore the relationship is not an "arms-length" one (that is, since the advisor may have a strong or undue influence over the fund, the two parties are not in equal bargaining positions). Here, however, the Corporation and the Sub-Advisers are independent of each other, and there is no other material business arrangement between them, so that there is truly an "arms-length" bargaining position. In these circumstances, the SEC permits a fund's board to view certain otherwise applicable factors as not relevant or less material with respect to such "non-sponsor advisers" (see SEC Release No. 33-8433, June 23, 2004). Here, in accordance with such SEC guidance, factors that may be irrelevant (or less material than others) include the Sub-Advisers' costs and profits. In addition, there may be few, or fewer and less significant, collateral or "fall-out" benefits for the Sub-Advisers.

The following discussion is not intended to be all-inclusive. The Board was presented with and considered a significant amount of information and a variety of factors in connection with its review of the Advisory Agreement and the Sub-Advisory Agreements. The Board did not find it practicable to, and did not, quantify or otherwise assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the continuance of the Advisory Agreement and the Sub-Advisory Agreements. Nor did the Board identify any particular item of information or factor that was controlling. The approval determinations were made on the basis of each director's business judgment after consideration of all of the factors taken as a whole, although individual directors may have given different weights to certain factors and assigned various degrees of materiality to conclusions made.

1.  THE CAPABILITY OF THE ADVISER AND EACH SUB-ADVISER TO PROVIDE ADVISORY SERVICES AND THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED

The Board reviewed in detail the capability of the Adviser and each Sub-Adviser to provide advisory services to the Funds under the terms of the Advisory Agreement and Sub-Advisory Agreements. The Board reviewed the personnel at the Adviser and each Sub-Adviser responsible for providing advisory and sub-advisory services to the Funds.

The Board reviewed in detail the nature and extent of the services provided by the Adviser and Sub-Advisers under the terms of the Advisory Agreement and Sub-Advisory Agreements, and the quality of those services over the past year (and longer). The Board considered the experience of the Adviser and each Sub-Adviser as an investment

CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

manager. The Board noted that the Adviser has delegated the day-to-day investment of the Funds to each of the Sub-Advisers and that the Adviser monitors the general business activity of each Sub-Adviser through a variety of quarterly and annual questionnaires and on-site visits and reports significant changes and developments to the Board. The Board concluded that the Adviser has the operational experience, capability, resources and personnel necessary to continue to manage the Funds. The Board concluded that each Sub-Adviser has adequate or significant operational experience and the capability, resources and personnel necessary to continue to manage the Funds.

M International Equity Fund

The Board noted that Northern Cross was founded in 2003 and has managed an International Equity Strategy since its inception. Northern Cross has managed the M International Equity Fund since June 2010. Northern Cross had approximately $45.3 billion in assets under management as of December 31, 2015. The M International Equity Fund is managed by three of Northern Cross' founding principals, James LaTorre, Howard Appleby and Jean-Francois Ducrest, each of whom has over 20 years of investment experience. The Board noted that the Adviser has direct access to Northern Cross' principals. The Board concluded that Northern Cross' investment team has significant operational experience and the capability, resources and personnel necessary to continue to manage the Fund.

M Large Cap Growth Fund

The Board noted that DSM was founded in 2001 and has managed the M Large Cap Growth Fund since October 2009. As of December 31, 2015, DSM had approximately $7 billion of assets under management. The Fund is managed by one of DSM's founders and principals, Daniel Strickberger, with the support of a team of research analysts/portfolio managers. DSM's second founder and principal, Steve Memishian, transitioned from portfolio management last year and now serves as DSM's COO. DSM has a complete operations group comprised of traders, compliance and client service professionals, who also handle trade settlement, reconciliation and billing. The Board concluded that DSM has significant operational experience and the capability, resources and personnel necessary to continue to manage the Fund.

M Capital Appreciation Fund

The Board noted that Frontier has been registered as an investment adviser under the Advisers Act since 1981 and has managed the M Capital Appreciation Fund since January 1996. Frontier had $12.6 billion in assets under management as of December 31, 2015. Mike Cavaretta, one of Frontier's principals, has been primarily responsible for the management of the Fund since its inception. Frontier has significant investment operations and support staff, which include a dedicated back office, compliance and marketing professionals, analysts and portfolio managers. The Board concluded that Frontier has significant operational experience and the capability, resources and personnel necessary to continue to manage the Fund.

M Large Cap Value Fund

The Board considered the capability, nature, extent and quality of services provided by AJO. The Board noted that AJO was founded in 1984 and has managed the M Large Cap Value Fund since May 2013. AJO had approximately $26.3 billion in assets under management as of December 31, 2015. A team of investment professionals, led by Ted

CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

Aronson, AJO's founder and managing principal, manages the Fund. AJO also has a dedicated CCO and compliance staff, as well as mid- and back- office professionals. The Board noted that the Adviser has direct access to Mr. Aronson and other principals and professionals at the firm. The Board concluded that AJO has significant operational experience and the capability, resources and personnel necessary to continue to manage the Fund.

2.  REGULATORY COMPLIANCE HISTORY OF ADVISER AND SUB-ADVISERS

The Board considered the regulatory compliance history of the Adviser and each Sub-Adviser, which is reviewed quarterly by the Adviser and any material violations are brought to the attention of the Corporation's Chief Compliance Officer and the Board. Neither the Adviser, nor any of the Sub-Advisers had any material violations of any of their respective policies and procedures or their Codes of Ethics during the year ended December 31, 2015. Based upon information provided to it, the Board concluded that it was satisfied with the adequacy of the Adviser's and Sub-Advisers' compliance programs.

3.  THE INVESTMENT PERFORMANCE OF EACH FUND, THE ADVISER AND EACH SUB-ADVISER

The Board noted that investment performance for each Fund is primarily determined by the investment decisions of each Sub-Adviser. The Board also noted that the Adviser has the responsibility to manage each Sub-Advisory relationship and make decisions about when to recommend a change in Sub-Adviser. The Board noted that management monitors each Fund's performance monthly and the Board reviews performance quarterly. The Board concluded that the Adviser is appropriately managing each Sub-Advisory relationship.

The Board reviewed the investment performance of each Fund for the 1-, 3-, 5-, 10-year periods ended December 31, 2015 and for the period from the inception of each Fund through December 31, 2015.

M International Equity Fund

The Board considered the investment performance of M International Equity Fund. The Fund exceeded its benchmark, the MSCI AC World ex US Index, for the one-year and five-year periods ended December 31, 2015 and for the period from inception in 1996 to December 31, 2015. The Fund lagged its benchmark for the three- and 10-year periods ended December 31, 2015. Ms. Hartwell noted that those numbers included 14 years of management by the Fund's previous sub-advisers. Based on the information provided, the Board concluded that it was satisfied with Northern Cross' investment performance.

M Large Cap Growth Fund

The Board considered the investment performance of M Large Cap Growth Fund. The Fund exceeded its benchmark, the Russell 1000 Growth Index, for the one-, three- and five-year periods ended December 31, 2015 and for the period beginning with the inception of the Fund in 1996 and ended December 31, 2015. The Fund lagged its benchmark for the 10-year period ended December 31, 2015. Ms. Hartwell noted that the investment performance provided included 13 years of management by the Fund's previous sub-adviser. The Board concluded that it was satisfied with DSM's investment performance.

CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

M Capital Appreciation Fund

The Board considered the investment performance of M Capital Appreciation Fund. The Fund exceeded its benchmark, the Russell 2500 Index, for the three- and 10-year periods ended December 31, 2015 and for the period from the inception of the Fund through December 31, 2015. The Fund lagged the benchmark for the one-year and five-year periods. The Board noted that it was satisfied with Frontier's investment performance.

M Large Cap Value Fund

The Board considered the investment performance of M Large Cap Value Fund. The Fund lagged its benchmark, the Russell 1000 Value Index, for the five- and 10-year periods ended December 31, 2015 and for the period since the inception of the Fund. However, the Fund outperformed the benchmark for the one- and three-year periods, which are more reflective of the time AJO has managed the Fund. The Adviser continues to monitor performance closely, but the Board noted that it is currently satisfied with AJO's investment performance.

4.  ADVISORY FEES PAYABLE TO THE ADVISER AND SUB-ADVISERS

The Board considered the advisory fees payable to the Adviser and Sub-Advisers. The Board noted that each Fund pays a management fee to the Adviser and the Adviser retains 0.15% of the management fee and pays the balance of the management fee to the applicable Sub-Adviser. The Board considered the profitability of the Adviser and noted that no "fall-out" or collateral benefits were reported except the differentiation in the marketplace allowed by the relationship because M Member Firms were able to offer the Funds to their clients while their competitors generally were not. The Board concluded that the management fees and the portion of the management fees retained by the Adviser were fair and reasonable.

The Board reviewed a comparison of each Fund's advisory fees to those of other funds with similar strategies. The Board noted that because of the availability of information for comparisons, advisory fees presented are for the year ended December 31, 2014.

M International Equity Fund

The Board noted that the Fund's management fee was 0.70% of its average daily net assets as of December 31, 2014, of which 0.15% was retained by the Adviser and the remainder was paid to Northern Cross. Northern Cross' sub-advisory fee was less than 13 out of the 28 sub-advisers in its peer group and the sub-advisory fee it charges to the Fund is the same or lower than its other sub-advisory relationships in the same investment strategy at the same asset level. The Board stated that Northern Cross does not engage in soft dollar transactions on behalf of the Fund. The Board noted that Northern Cross' summary balance sheet was included in the materials. The Board noted that no "fall-out" benefits to Northern Cross, the Adviser or the Corporation resulted from the Sub-Advisory relationship. The Board concluded that Northern Cross' fees were fair and reasonable.

M Large Cap Growth Fund

The Board noted that based upon the Fund's assets, the management fee was 0.59%, of which 0.15% was retained by the Adviser and the remainder was paid to DSM. DSM's sub-advisory fee was less than 22 of the 29 managers in the peer group and the sub-advisory fee it charges to the Fund is the same or lower than its other sub-advisory

CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

relationships in the same investment strategy at the same asset level. The Board reviewed DSM's financial statements. The Board noted that no "fall-out" benefits to DSM, the Adviser or the Corporation resulted from the Sub-Advisory relationship were reported; however, DSM does engage in soft-dollar transactions on behalf of the Fund and other accounts. The Board concluded that DSM's fees were fair and reasonable.

M Capital Appreciation Fund

The Board noted that the Fund's management fee was 0.90% of average daily net assets, of which 0.15% was retained by the Adviser and the remainder was paid to Frontier. Frontier's sub-advisory fee was higher than 23 and the same as one of the 28 funds in its peer group, but still falls within a reasonable range of its peers. The Board noted that no "fall-out" benefits to Frontier, the Adviser or the Corporation resulted from the Sub-Advisory relationship were reported, however, Frontier does engage in soft dollar transactions on behalf of the Fund and its other accounts. The Board concluded that Frontier's fees were fair and reasonable.

M Large Cap Value Fund

The Board noted that the Fund's management fee was 0.45% of average daily net assets, of which 0.15% was retained by the Adviser and the remainder was paid to AJO. AJO's sub-advisory fee is less than 28 and the same as one of the 31 other managers in its peer group. The Board noted that AJO has a most-favored-nation policy: no fixed-fee clients pay more than the lowest fixed fee charged for a similar strategy of similar asset size. The Board noted that no "fall-out" benefits to AJO, the Adviser or the Corporation resulting from the Sub-Advisory relationship were reported, and AJO does not engage in soft dollar transactions on behalf of the Fund. The Board concluded that AJO's fees were fair and reasonable.

5.  THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS EACH FUND GROWS AND WHETHER SHAREHOLDERS BENEFIT FROM THESE ECONOMIES OF SCALE

The Board considered the benefit to investors of economies of scale. The Board noted that the portion of the management fee retained by the Adviser does not decrease at breakpoints, but instead remains fixed at 0.15% of the average daily net assets of each Fund. The Board noted that the sub-advisory fees payable for the M Large Cap Growth Fund and M Large Cap Value Fund to DSM and AJO, respectively, decrease at breakpoints while the sub-advisory fees payable for the M Capital Appreciation Fund and M International Equity Fund to Frontier and Northern Cross, respectively, do not decrease at breakpoints. The Board noted that as assets in each of the Funds increase, fixed operating costs are spread over a larger asset base resulting in a lower per share allocation of such costs. The Board was satisfied that the current Advisory and Sub-Advisory Agreements provide for appropriate economies of scale and concluded that these economies of scale benefit shareholders.

6.  THE OPERATING EXPENSES OF THE FUNDS

The Board considered the operating expenses of each Fund. The Board noted that in addition to the advisory fee, each Fund is also responsible for payment of a portion of the Corporation's operating expenses. The Board considered comparative total fund expenses of each Fund compared to its respective peer group.

The Board noted that the Adviser has contractually agreed to reimburse each Fund for any expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification or other

CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

extraordinary expenses) incurred by the Fund to the extent that such expenses exceed 0.25% of the Fund's annualized average daily net assets. The Board noted that no reimbursements were made in 2014; however, $29,000 of reimbursement was made in 2015. Based on reasonable projected assets of $725 million, $35,000 of reimbursement is expected in 2016. The Board concluded that the Corporation's operating expenses were fair and reasonable.

The Board reviewed a comparison of each Fund's operating expenses to those of other funds with similar strategies. The Board noted that because of the availability of information for comparisons, operating fees presented are for the year ended December 31, 2014.

M International Equity Fund

The Board noted that the M International Equity Fund's operating expenses totaled 0.23% of the Fund's average daily net assets. Total Fund operating expenses were 0.93% of average daily net assets, which was lower than 15 of the other 28 funds in Northern Cross' peer group. The Board concluded that the operating expenses of the Fund were fair and reasonable.

M Large Cap Growth Fund

The Board noted that M Large Cap Growth Fund's portion of the Corporation's operating fees totaled 0.16% of the Fund's average daily net assets. Total Fund expenses were 0.75% of daily net assets, which was lower than 19 of the 29 funds in the peer group. The Board concluded that the operating expenses of the Fund were fair and reasonable.

M Capital Appreciation Fund

The Board noted that the M Capital Appreciation Fund's portion of the Corporation's operating expenses totaled 0.17% of the Fund's average daily net assets. Total Fund expenses were 1.07% of average daily net assets, which was higher than 24 and the same as one of the 28 funds in the peer group, but still falls within a reasonable range of its peers. The Board concluded that the operating expenses were fair and reasonable.

M Large Cap Value Fund

The Board noted that the M Large Cap Value Fund's portion of the Corporation's operating expenses totaled 0.23% of the Fund's average daily net assets. Total Fund operating expenses were 0.68% of average daily net assets, which was lower than 24 of the other 31 managers in the peer group. The Board concluded that the operating expenses of the Fund were fair and reasonable.

7.  THE SUB-ADVISERS' PROCESS FOR SELECTION OF BROKERS AND DEALERS FOR PORTFOLIO TRANSACTIONS AND THE COST FOR SUCH TRANSACTIONS.

The Board considered the brokerage transactions on behalf of the Funds. The Board noted that the trading and execution for the Funds is handled at the Sub-Adviser level. The Board noted that the Corporation's Chief Compliance Officer reviews each Sub-Adviser's written policies and procedures for fair trading and best execution annually. The Board also noted that it is presented with quarterly reports of each Sub-Adviser's soft-dollar commission information.

The Board considered each Sub-Adviser's process for choosing brokers for each Fund.

CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

M International Equity Fund

The Board noted that Northern Cross selects brokers based on a number of stated criteria. Northern Cross maintains a list of brokers that have been approved according to the criteria and upon evaluation by its four principals. Northern Cross' principals must approve all additions to the approved broker list and review the list at least annually. Northern Cross does not engage in soft dollar transactions on behalf of the Fund. The Board concluded that it was satisfied with Northern Cross' policies and procedures for broker selection and execution.

M Large Cap Growth Fund

The Board noted that DSM's CCO works closely with its head trader and an outside compliance firm to review broker rotation and to ensure that all DSM clients receive similar execution over time. All brokers are initially approved by DSM's CCO or Alternate CCO after recommendation by DSM's head trader. Brokers are evaluated by the head trader based on stated criteria, such as execution, price, responsiveness, reporting, etc. DSM's analysts also rate each approved broker on the quality of industry conferences provided by the broker, as well as their company research. These evaluations result in an average overall score for each broker. The CCO and head trader meet to discuss the evaluations and to prepare a soft-dollar budget for the year based on evaluation results. DSM presents soft dollar information to the Board each quarter. The Board concluded that it was satisfied with DSM's policies and procedures for broker selection and best execution.

M Capital Appreciation Fund

The Board noted that the following three considerations are paramount to every decision Frontier makes regarding the selection of brokers and dealers to execute transactions for clients: (i) best execution; (ii) adherence to fiduciary duty; and (iii) compliance with the law. All decisions as to which broker or dealer will be selected to execute a particular transaction for a client account are made by a member of the trading desk. Frontier presents soft dollar information to the Board each quarter. The Board concluded that it was satisfied with Frontier's policies and procedures for broker selection and best execution.

M Large Cap Value Fund

The Board noted that AJO selects brokers based on a number of stated criteria. AJOs Trade Management Oversight Committee periodically conducts a large-scale trading review to adjust the broker roster by terminating poor performers and introducing new brokers. New brokers are selected based on responses to a comprehensive questionnaire and are chosen largely for their thoughtful approach to trading and ability to incorporate transaction-cost analysis in their process. The Board noted that AJO does not engage in soft dollar transactions on behalf of the Fund. The Board concluded that it was satisfied with AJO's policies and procedures for broker selection and execution.

CONCLUSIONS

Based upon such information as it considered necessary to the exercise of its reasonable business judgment, and after deliberation and consideration of the information provided, including the factors summarized above, the Board concluded that the terms of the Advisory Agreement and each Sub-Advisory Agreement were fair and reasonable and in the best interests of the Corporation, Funds and the Funds' shareholders and similar to those that could have been obtained through arm's length negotiations. The Board then approved the continuation of the Advisory Agreement and each Sub-Advisory Agreement.

M Fund, Inc.

SUPPLEMENTAL INFORMATION (Unaudited)

Quarterly Form N-Q Portfolio Schedule

Each Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Company's Form N-Q will be available on the Company's website at www.mfin.com and on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the Company's proxy voting policies and procedures and the Company's proxy voting record for the most recent twelve-month period ending June 30 are available (1) without charge, upon request, by calling the Company toll-free at 1-888-736-2878; and (2) on Form N-PX on the SEC's website at www.sec.gov.

M Fund, Inc.

HYPOTHETICAL EXPENSE EXAMPLE (Unaudited)

As an indirect shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only. As an indirect shareholder of a Fund, you do not incur any transactional costs, such as sales charges (loads), redemption fees or exchange fees. However, you do incur such transactional costs, as well as other fees and charges as an owner of a variable annuity contract or variable life insurance policy. If these transactional and other insurance company fees and charges were included, your costs would have been higher. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only, and will not help you determine the relative total costs of owning different variable annuities or variable life insurance policies.

M Fund, Inc.

HYPOTHETICAL EXPENSE EXAMPLE (Unaudited) (Continued)

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio	Expenses Paid During Period* (January 1, 2016 to June 30, 2016)
M International Equity Fund
Actual	$1,000.00	$984.90	0.95%	$4.69
Hypothetical (5% return before expenses)	1,000.00	1,020.10	0.95%	4.77
M Large Cap Growth Fund
Actual	1,000.00	942.70	0.78%	3.77
Hypothetical (5% return before expenses)	1,000.00	1,021.00	0.78%	3.92
M Capital Appreciation Fund
Actual	1,000.00	1,024.70	1.10%	5.54
Hypothetical (5% return before expenses)	1,000.00	1,019.40	1.10%	5.52
M Large Cap Value Fund
Actual	1,000.00	960.70	0.70%	3.41
Hypothetical (5% return before expenses)	1,000.00	1,021.40	0.70%	3.52

*  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)         A schedule of investments is contained in the Registrant’s semi annual report, which is attached to this report in response to Item 1.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)       The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (the “1934 Act”) as of the Evaluation Date.

(b)       There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)        Not applicable.

(a)(2)          Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 12(a)(2).

(a)(3)        Not applicable.

(b)                         Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a – 14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 12(b).

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

M Fund, Inc.

By:	/s/ JoNell Hermanson
JoNell Hermanson
President/Principal Executive Officer

Date:	August 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JoNell Hermanson
JoNell Hermanson
President/Principal Executive Officer

Date:	August 24, 2016

By:	/s/ David Lees
David Lees
Treasurer/Principal Financial and Accounting Officer
Date:	August 24, 2016